SEVERANCE PAY OBLIGATIONS (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investments [Line Items]
Severance pay expenses	$ 0.1	$ 0.3
Insurance Companies [Member]
Schedule of Investments [Line Items]
Defined benefit plan, net periodic benefit cost (credit)	$ 0.1